N-4	Sep. 13, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Sep. 13, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If you withdraw money from your Contract during the first 5 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 7% of the Purchase Payment, declining to 0% after 5 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $7,000 on a $100,000 withdrawal.

Fee Tables Charges, Fees and Deductions - Withdrawal Charge
Transaction Charges	Taking a loan, where allowable, will result in loan interest charges. There are no other transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees).			Optional Benefit Expenses Contract Features and Loans Additional Information – Loans and Qualified Contacts
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Charges Fees and Deductions Appendix: Funds Available Under the Contract
	ANNUAL FEES	MINIMUM	MAXIMUM	Charges, Fees and Deductions – Optional Living Benefit Rider Charges Charges, Fees and Deductions – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge
	1. Base Contract	1.00%[1,2]	1.10%[1]
	2. Investment Options (Fund fees and expenses)	0.28%[3]	1.86%[3]
	3. Optional Benefits (for a single optional benefit, if elected)	0.10%[4]	See Rate Sheet Supplement%[4]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

FEES AND EXPENSES		LOCATION IN PROSPECTUS
Lowest Annual Cost: $1,627.34	Highest Annual Cost: See Rate Sheet Supplement

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●      Least expensive combination of base Contract and Fund fees and expenses

●      No optional benefits

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

Assumes:

●       Investment of $100,000

●       5% annual appreciation

●       Most expensive combination of base  Contract, optional benefits, and Fund  fees and expenses

●       No sales charges

●       No additional purchase payments,  transfers, or withdrawals

●       No loans or loan interest charges

1	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

3	As a percentage of Fund assets.

4	As a percentage of the Charge Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).

Charges for Early Withdrawals [Text Block]	Charges for Early Withdrawals

If you withdraw money from your Contract during the first 5 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 7% of the Purchase Payment, declining to 0% after 5 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $7,000 on a $100,000 withdrawal.

Fee Tables

Charges, Fees and Deductions - Withdrawal Charge

Surrender Charge Phaseout Period, Years	5
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]	Transaction ChargesTaking a loan, where allowable, will result in loan interest charges. There are no other transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees).

Optional Benefit Expenses

Contract Features and Loans

Additional Information – Loans and Qualified Contacts

Ongoing Fees and Expenses [Table Text Block]	Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Charges Fees and Deductions

Appendix: Funds Available Under the Contract

 ANNUAL FEES                             MINIMUMMAXIMUM

Charges, Fees and Deductions – Optional Living Benefit Rider Charges

Charges, Fees and Deductions – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge

 1. Base Contract1.00%[1,2]1.10%[1] 2. Investment Options (Fund fees and expenses)0.28%[3]1.86%[3] 3. Optional Benefits (for a single optional benefit, if elected)0.10%[4]See Rate Sheet Supplement%[4] Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
FEES AND EXPENSES		LOCATION IN PROSPECTUS
Lowest Annual Cost: $1,627.34	Highest Annual Cost: See Rate Sheet Supplement

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●      Least expensive combination of base Contract and Fund fees and expenses

●      No optional benefits

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

Assumes:

●       Investment of $100,000

●       5% annual appreciation

●       Most expensive combination of base  Contract, optional benefits, and Fund  fees and expenses

●       No sales charges

●       No additional purchase payments,  transfers, or withdrawals

●       No loans or loan interest charges

1	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

3	As a percentage of Fund assets.

4	As a percentage of the Charge Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.10%	[1]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.28%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.86%	[3]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Minimum [Percent]	0.10%	[4]
Optional Benefits Footnotes [Text Block]	As a percentage of the Charge Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $1,627.34Highest Annual Cost: See Rate Sheet Supplement

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●      Least expensive combination of base Contract and Fund fees and expenses

●      No optional benefits

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

Assumes:

●       Investment of $100,000

●       5% annual appreciation

●       Most expensive combination of base  Contract, optional benefits, and Fund  fees and expenses

●       No sales charges

●       No additional purchase payments,  transfers, or withdrawals

●       No loans or loan interest charges

Lowest Annual Cost [Dollars]	$ 1,627.34
Optional Benefit Restrictions [Text Block]
Optional Benefits

The Protected Investment Benefit Rider restricts the Investment Options that you may select under the Contract. We may change these investment restrictions in the future.

Certain withdrawals will reduce the value of the optional benefits by an amount greater than the dollar amount withdrawn.

We may stop offering the Protected Investment Benefit and/or an optional death benefit for new purchasers at any time.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments for a rider and, as a result, we will not accept Purchase Payments for your Contract. If we exercise that right, you will not be able to increase benefit amounts or your Contract Value through additional Purchase Payments.

Certain Owners of Qualified Contracts may borrow against their Contracts. Otherwise loans from us are not permitted. You may have only one loan outstanding at any time. The minimum loan amount is $1,000, subject to certain state limitations. The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan. The interest charged on your Contract Debt will be a 5% fixed annual rate and the amount held in the Loan Account to secure your loan will earn a 3% annual return. Therefore, the net amount of interest you will pay on your loan will be 2% annually. Taking a loan may have tax consequences. Taking a loan while an optional living benefit Rider is in effect will terminate your Rider.

Death Benefits Death Benefit Riders Optional Living Benefit Riders Withdrawals Loans Appendix: Funds Available Under the Contract

Item 4. Fee Table [Text Block]

The Optional Benefit Expenses subsection in the Annual Contract Expenses section is hereby amended to include the following:

Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Charge Base)

Protected Investment Benefit (5 Year Option)*	2.50%
Protected Investment Benefit (7 Year Option)*	2.50%

* The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

Examples

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses. The example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

●	If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$12,188	$22,975	$31,842	$57,506

●	If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$12,188	$17,575	$29,142	$57,506

●	If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$5,888	$17,575	$29,142	$57,506

Annual Contract Expenses [Table Text Block]

Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Charge Base)

Protected Investment Benefit (5 Year Option)*	2.50%
Protected Investment Benefit (7 Year Option)*	2.50%

* The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

Administrative Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Surrender Example [Table Text Block]
●	If you surrendered your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$12,188	$22,975	$31,842	$57,506

Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,188
Surrender Expense, 3 Years, Maximum [Dollars]	22,975
Surrender Expense, 5 Years, Maximum [Dollars]	31,842
Surrender Expense, 10 Years, Maximum [Dollars]	$ 57,506
Annuitize Example [Table Text Block]
●	If you annuitized your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$12,188	$17,575	$29,142	$57,506

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 12,188
Annuitized Expense, 3 Years, Maximum [Dollars]	17,575
Annuitized Expense, 5 Years, Maximum [Dollars]	29,142
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 57,506
No Surrender Example [Table Text Block]
●	If you do not surrender, or annuitize your Contract:
1 Year	3 Years	5 Years	10 Years
$5,888	$17,575	$29,142	$57,506

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,888
No Surrender Expense, 3 Years, Maximum [Dollars]	17,575
No Surrender Expense, 5 Years, Maximum [Dollars]	29,142
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 57,506
Item 10. Benefits Available (N-4) [Text Block]

The current Annual Charges are the following:

Rider Name	Annual Charge Percentage
Protected Investment Benefit (5 Year Option)	1.20%
Protected Investment Benefit (7 Year Option)	1.20%

The current Protected Amount Percentages are the following:

Rider Name	Protected Amount Percentage
Protected Investment Benefit (5 Year Option)	90%
Protected Investment Benefit (7 Year Option)	100%

The Benefits Available under the Contract section is amended to include the following:

Standard Benefits (Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Loans	Allows certain Owners of Qualified Contracts to borrow against their Contracts. Otherwise, loans from us are not permitted.	5% Fixed Annual Rate (The interest charged on your Contract Debt will be a 5% fixed annual rate and the amount	● Not available to all Contract Owners. ● You may have only one loan outstanding at any time. ● The minimum loan amount is $1,000, subject to certain state limitations.

held in the Loan Account to secure your loan will earn a 3% annual return. The net amount of interest you will pay on your loan will be 2% annually)

●  The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan.

●  Taking a loan while the Protected Investment Benefit Rider is in effect will terminate your Rider.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Protected Investment Benefit (5 Year Option)	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Amount at the end of a 5-year term.	2.50% (as a percentage of Charge Base)

●  Purchased at, or within 60 days, of contract issue date or when a prior Protected Investment Benefit rider automatically terminates at the end of its term, subject to availability.

●  Age of the Owner and Annuitant on the date of purchase is 85 or younger.

●  The rider’s effective date is at least 5 years before your selected Annuity Date.

●  Amount protected is a percentage of Purchase Payments made during the Contract’s first year, adjusted for withdrawals. See Rate Sheet Supplement for current percentages.

●  Additional Purchase Payments made after the first year of a term will not be included in the amount protected. Such payments will increase the Contract Value but will not increase the benefit provided.

●  Must follow investment allocation   requirements which limit    the number of    allowable Funds.

●  There is a chance that at the end of a term, no additional    amount will be added to the Contract Value.

●  May not voluntarily terminate the rider.

●  Benefit and benefit charges terminate upon annuitization.

Protected Investment Benefit (7 Year Option)	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Amount at the end of a 7-year term.	2.50% (as a percentage of Charge Base)

●  Purchased at, or within 60 days, of contract issue date or when a prior Protected Investment Benefit rider automatically terminates at the end of its term, subject to availability.

●  Age of the Owner and Annuitant on the date of purchase is 85 or younger.

●  The rider’s effective date is at least 7 years before your selected Annuity Date.

●  Amount protected is a percentage of Purchase Payments made during the Contract’s first year, adjusted for withdrawals. See Rate Sheet Supplement for current percentages.

●  Additional Purchase Payments made after the first year of a term will not be included in the amount protected. Such payments will increase the Contract Value but will not increase the benefit provided.

●  Must follow investment allocation requirements which limit the number of allowable Funds.

●  There is a chance at the end of a term, no additional amount will be added to the Contract Value.

●  Benefit and benefit charges terminate upon annuitization.

Benefits Available [Table Text Block]
Standard Benefits (Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Loans	Allows certain Owners of Qualified Contracts to borrow against their Contracts. Otherwise, loans from us are not permitted.	5% Fixed Annual Rate (The interest charged on your Contract Debt will be a 5% fixed annual rate and the amount	● Not available to all Contract Owners. ● You may have only one loan outstanding at any time. ● The minimum loan amount is $1,000, subject to certain state limitations.

held in the Loan Account to secure your loan will earn a 3% annual return. The net amount of interest you will pay on your loan will be 2% annually)

●  The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan.

●  Taking a loan while the Protected Investment Benefit Rider is in effect will terminate your Rider.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Protected Investment Benefit (5 Year Option)	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Amount at the end of a 5-year term.	2.50% (as a percentage of Charge Base)

●  Purchased at, or within 60 days, of contract issue date or when a prior Protected Investment Benefit rider automatically terminates at the end of its term, subject to availability.

●  Age of the Owner and Annuitant on the date of purchase is 85 or younger.

●  The rider’s effective date is at least 5 years before your selected Annuity Date.

●  Amount protected is a percentage of Purchase Payments made during the Contract’s first year, adjusted for withdrawals. See Rate Sheet Supplement for current percentages.

●  Additional Purchase Payments made after the first year of a term will not be included in the amount protected. Such payments will increase the Contract Value but will not increase the benefit provided.

●  Must follow investment allocation   requirements which limit    the number of    allowable Funds.

●  There is a chance that at the end of a term, no additional    amount will be added to the Contract Value.

●  May not voluntarily terminate the rider.

●  Benefit and benefit charges terminate upon annuitization.

Protected Investment Benefit (7 Year Option)	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Amount at the end of a 7-year term.	2.50% (as a percentage of Charge Base)

●  Purchased at, or within 60 days, of contract issue date or when a prior Protected Investment Benefit rider automatically terminates at the end of its term, subject to availability.

●  Age of the Owner and Annuitant on the date of purchase is 85 or younger.

●  The rider’s effective date is at least 7 years before your selected Annuity Date.

●  Amount protected is a percentage of Purchase Payments made during the Contract’s first year, adjusted for withdrawals. See Rate Sheet Supplement for current percentages.

●  Additional Purchase Payments made after the first year of a term will not be included in the amount protected. Such payments will increase the Contract Value but will not increase the benefit provided.

●  Must follow investment allocation requirements which limit the number of allowable Funds.

●  There is a chance at the end of a term, no additional amount will be added to the Contract Value.

●  Benefit and benefit charges terminate upon annuitization.

Loans [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	5.00%
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows certain Owners of Qualified Contracts to borrow against their Contracts. Otherwise, loans from us are not permitted.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	5.00%
Brief Restrictions / Limitations [Text Block]

●  Not available to all Contract Owners.

●  You may have only one loan outstanding at any time.

●  The minimum loan amount is $1,000, subject to certain state limitations.

●  The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan.

●  Taking a loan while the Protected Investment Benefit Rider is in effect will terminate your Rider.

Name of Benefit [Text Block]	Loans
Protected Investment Benefit (5 Year Option) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[5]
Name of Benefit [Text Block]	Protected Investment Benefit (5 Year Option)
Purpose of Benefit [Text Block]	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Amount at the end of a 5-year term.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[5]
Brief Restrictions / Limitations [Text Block]

●  Purchased at, or within 60 days, of contract issue date or when a prior Protected Investment Benefit rider automatically terminates at the end of its term, subject to availability.

●  Age of the Owner and Annuitant on the date of purchase is 85 or younger.

●  The rider’s effective date is at least 5 years before your selected Annuity Date.

●  Amount protected is a percentage of Purchase Payments made during the Contract’s first year, adjusted for withdrawals. See Rate Sheet Supplement for current percentages.

●  Additional Purchase Payments made after the first year of a term will not be included in the amount protected. Such payments will increase the Contract Value but will not increase the benefit provided.

●  Must follow investment allocation   requirements which limit    the number of    allowable Funds.

●  There is a chance that at the end of a term, no additional    amount will be added to the Contract Value.

●  May not voluntarily terminate the rider.

●  Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Protected Investment Benefit (5 Year Option)
Protected Investment Benefit (7 Year Option) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[5]
Name of Benefit [Text Block]	Protected Investment Benefit (7 Year Option)
Purpose of Benefit [Text Block]	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Amount at the end of a 7-year term.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[5]
Brief Restrictions / Limitations [Text Block]

●  Purchased at, or within 60 days, of contract issue date or when a prior Protected Investment Benefit rider automatically terminates at the end of its term, subject to availability.

●  Age of the Owner and Annuitant on the date of purchase is 85 or younger.

●  The rider’s effective date is at least 7 years before your selected Annuity Date.

●  Amount protected is a percentage of Purchase Payments made during the Contract’s first year, adjusted for withdrawals. See Rate Sheet Supplement for current percentages.

●  Additional Purchase Payments made after the first year of a term will not be included in the amount protected. Such payments will increase the Contract Value but will not increase the benefit provided.

●  Must follow investment allocation requirements which limit the number of allowable Funds.

●  There is a chance at the end of a term, no additional amount will be added to the Contract Value.

●  Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Protected Investment Benefit (7 Year Option)
Rate Sheet Prospectus [Member]
Prospectus:
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	1.00%[1,2]	1.10%[1]
	2. Investment Options (Fund fees and expenses)	0.28%[3]	1.86%[3]
	3. Optional Benefits (for a single optional benefit, if elected)	0.10%[4]	1.20%[4]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost: $1,627.34	Highest Annual Cost: $3,591.59
	Assumes:	Assumes:

●      Investment of $100,000

●      5% annual appreciation

●      Least expensive combination of base Contract and Fund fees and expenses

●      No optional benefits

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

●      Investment of $100,000

●      5% annual appreciation

●      Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

1	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

3	As a percentage of Fund assets.

4	As a percentage of the Charge Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%	[6],[7]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.10%	[6]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.28%	[8]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.86%	[8]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Minimum [Percent]	0.10%	[9]
Optional Benefits Maximum [Percent]	1.20%	[9]
Optional Benefits Footnotes [Text Block]	As a percentage of the Charge Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $1,627.34Highest Annual Cost: $3,591.59 Assumes:Assumes:

●      Investment of $100,000

●      5% annual appreciation

●      Least expensive combination of base Contract and Fund fees and expenses

●      No optional benefits

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

●      Investment of $100,000

●      5% annual appreciation

●      Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

Lowest Annual Cost [Dollars]	$ 1,627.34
Highest Annual Cost [Dollars]	$ 3,591.59
Rate Sheet Prospectus [Member] | Protected Investment Benefit (5 Year Option) [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	90.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	90.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%
Rate Sheet Prospectus [Member] | Protected Investment Benefit (7 Year Option) [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	100.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	100.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[2]	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.
[3]	As a percentage of Fund assets.
[4]	As a percentage of the Charge Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).
[5]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
[6]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[7]	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.
[8]	As a percentage of Fund assets.
[9]	As a percentage of the Charge Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).